Investments - Loan-to-Value and Debt-Service Coverage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments
Net commercial mortgage loans	$ 15,311	$ 19,772
Fixed maturity securities
Investments
Fixed maturity securities on deposit with various governmental authorities	$ 813	797
70% and less | Maximum
Investments
Loan-to-value percentage	70.00%
71 - 80% | Minimum
Investments
Loan-to-value percentage	71.00%
71 - 80% | Maximum
Investments
Loan-to-value percentage	80.00%
81 - 95% | Minimum
Investments
Loan-to-value percentage	81.00%
81 - 95% | Maximum
Investments
Loan-to-value percentage	95.00%
Commercial mortgage loans
Investments
Decrease in loan valuation allowance	$ 266	12
Commercial mortgage loans | Minimum
Investments
Carrying Value	340	373
Commercial mortgage loans | Maximum
Investments
Carrying Value	$ 1,832	1,880
Commercial mortgage loans | Investment portfolio | Geographic Concentration Risk | Washington, Colorado and California
Investments
Concentration percentage	52.00%
Commercial Portfolio Segment
Investments
Less valuation allowance	$ (120)	(386)
Net commercial mortgage loans	15,311	19,772
Commercial Portfolio Segment | Commercial mortgage loans
Investments
Carrying Value	$ 15,431	$ 20,158
% of Gross Mortgage Loans	100.00%	100.00%
Debt-Service Coverage ratio	2.17	2.00
Commercial Portfolio Segment | Commercial mortgage loans | 70% and less
Investments
Carrying Value	$ 12,682	$ 15,073
% of Gross Mortgage Loans	82.20%	74.80%
Debt-Service Coverage ratio	2.39	2.28
Commercial Portfolio Segment | Commercial mortgage loans | 71 - 80%
Investments
Carrying Value	$ 2,749	$ 2,266
% of Gross Mortgage Loans	17.80%	11.20%
Debt-Service Coverage ratio	1.17	1.15
Commercial Portfolio Segment | Commercial mortgage loans | 81 - 95%
Investments
Carrying Value		$ 2,819
% of Gross Mortgage Loans		14.00%
Debt-Service Coverage ratio		1.15